Summary of Unaudited Consolidated Pro Forma Results of Operations (Detail) (USD $) In Millions, except Per Share data, unless otherwise specified	3 Months Ended						4 Months Ended		12 Months Ended
	Sep. 09, 2011	Jun. 17, 2011	Mar. 25, 2011	Sep. 10, 2010	Jun. 18, 2010	Mar. 26, 2010	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Business Acquisition, Pro Forma Information [Line Items]
Revenues									$ 5,021	$ 4,754
Income (loss) from continuing operations									2	(118)
Net income (loss)									2	(122)
HOST HOTELS & RESORTS, INC.
Business Acquisition, Pro Forma Information [Line Items]
Net income (loss) available to common shareholders									3	(128)
Basic earnings (loss) per common share:
Continuing operations										$ (0.19)
Discontinued operations										$ (0.01)	$ (0.11)
Basic earnings (loss) per common share										$ (0.20)
Diluted earnings (loss) per common share:
Continuing operations										$ (0.19)
Discontinued operations										$ (0.01)	$ (0.11)
Diluted earnings (loss) per common share										$ (0.20)
HOST HOTELS & RESORTS L.P.
Diluted earnings (loss) per common share:
Net income (loss) available to common unitholders									$ 3	$ (130)
Basic earnings (loss) per common unit:
Continuing operations										(0.20)
Discontinued operations
Basic earnings (loss) per common unit										(0.20)
Diluted earnings (loss) per common unit:
Continuing operations										(0.20)
Discontinued operations
Diluted earnings (loss) per common unit										(0.20)